Statements of Changes in Shareholders' Equity (Parenthetical) (INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net unrealized (loss) gain on available-for-sale securities, net of realized gain, tax effect		(19)	20
Funded status on employee benefit plans, tax effect	150	(94)	332
Net realized gain on available-for-sale securities reclassified, tax effect	(1)
Retained earnings, restricted for non-convertible debenture (NCD) redemption	7,308	10,181